Goodwill, net - Impairment Testing (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2015 USD ($) segment	Dec. 31, 2015 segment
Goodwill impairment testing
Number of reporting units | segment	4	4
Excess % of Carrying Amount - Threshold for additional analysis	20.00%
North America Gaming and Interactive
Goodwill impairment testing
Estimated Fair Value	$ 5,590,000
Carrying Amount	5,116,000
Excess	$ 474,000
Excess (as a percent)	9.00%
Impairment estimates and assumptions
Normalized Growth Rate (as a percent)	3.00%
Discount Rate (as a percent)	8.25%
Estimated minimum decrease in fair value that would result in impairment of goodwill	8.50%
Estimated discount rate that would result in the implied fair value equaling the carrying amount	8.76%
Estimated growth rate that would result in the implied fair value equaling the carrying amount	2.35%
North America Lottery
Goodwill impairment testing
Estimated Fair Value	$ 2,820,000
Carrying Amount	2,189,400
Excess	$ 630,600
Excess (as a percent)	29.00%
Impairment estimates and assumptions
Normalized Growth Rate (as a percent)	2.25%
Discount Rate (as a percent)	6.60%
International
Goodwill impairment testing
Estimated Fair Value	$ 2,920,000
Carrying Amount	2,585,600
Excess	$ 334,400
Excess (as a percent)	13.00%
Impairment estimates and assumptions
Normalized Growth Rate (as a percent)	3.00%
Discount Rate (as a percent)	9.50%
Estimated minimum decrease in fair value that would result in impairment of goodwill	11.50%
Estimated discount rate that would result in the implied fair value equaling the carrying amount	10.37%
Estimated growth rate that would result in the implied fair value equaling the carrying amount	1.82%
Italy
Goodwill impairment testing
Estimated Fair Value	$ 2,695,000
Carrying Amount	2,109,648
Excess	$ 585,352
Excess (as a percent)	28.00%
Impairment estimates and assumptions
Normalized Growth Rate (as a percent)	0.50%
Discount Rate (as a percent)	9.40%